Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Putnam Target Date Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001295293
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Sustainable Retirement 2065 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2065 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 144%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2065 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065 (your fund)	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short

ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after

Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2065 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class A 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	18.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,432
Annual Return 2021	rr_AnnualReturn2021	17.93%
Annual Return 2022	rr_AnnualReturn2022	(16.33%)
1 Year	rr_AverageAnnualReturnYear01	(21.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class A 2065 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class A 2065 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class C 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	18.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,520
1 Year	rr_AverageAnnualReturnYear01	(17.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class R 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.87%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	18.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,495
1 Year	rr_AverageAnnualReturnYear01	(16.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class R3 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.87%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	18.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,435
1 Year	rr_AverageAnnualReturnYear01	(16.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class R4 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.87%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	17.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,372
1 Year	rr_AverageAnnualReturnYear01	(16.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class R5 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	17.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,333
1 Year	rr_AverageAnnualReturnYear01	(16.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class R6 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.62%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	17.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,307
1 Year	rr_AverageAnnualReturnYear01	(16.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Class Y 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	17.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,333
1 Year	rr_AverageAnnualReturnYear01	(16.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2021
Putnam Sustainable Retirement 2065 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2065 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2060 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2033
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 154%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short

ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2033 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2033 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after

Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2060 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class A 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,564
Annual Return 2016	rr_AnnualReturn2016	6.84%
Annual Return 2017	rr_AnnualReturn2017	20.58%
Annual Return 2018	rr_AnnualReturn2018	(9.80%)
Annual Return 2019	rr_AnnualReturn2019	20.83%
Annual Return 2020	rr_AnnualReturn2020	14.38%
Annual Return 2021	rr_AnnualReturn2021	17.91%
Annual Return 2022	rr_AnnualReturn2022	(16.24%)
1 Year	rr_AverageAnnualReturnYear01	(21.06%)
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class A 2060 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.38%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class A 2060 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.80%)
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class B 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,071
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,699
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,699
1 Year	rr_AverageAnnualReturnYear01	(20.85%)
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class C 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[9]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,699
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,699
1 Year	rr_AverageAnnualReturnYear01	(17.65%)
5 Years	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class R 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.04%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	(16.53%)
5 Years	rr_AverageAnnualReturnYear05	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class R3 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.04%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
1 Year	rr_AverageAnnualReturnYear01	(16.36%)	[10]
5 Years	rr_AverageAnnualReturnYear05	4.14%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class R4 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.04%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	(16.19%)	[11]
5 Years	rr_AverageAnnualReturnYear05	4.41%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class R5 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	(16.05%)	[12]
5 Years	rr_AverageAnnualReturnYear05	4.54%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class R6 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	(15.96%)	[13]
5 Years	rr_AverageAnnualReturnYear05	4.59%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Class Y 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	(16.08%)
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2060 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2060 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2060 Fund | Class A 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam Sustainable Retirement 2055 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 133%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes

(i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarte
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2055 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2055 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2055 Fund | Class A 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,269
Annual Return 2013	rr_AnnualReturn2013	26.50%
Annual Return 2014	rr_AnnualReturn2014	9.19%
Annual Return 2015	rr_AnnualReturn2015	(0.49%)
Annual Return 2016	rr_AnnualReturn2016	6.77%
Annual Return 2017	rr_AnnualReturn2017	20.44%
Annual Return 2018	rr_AnnualReturn2018	(9.76%)
Annual Return 2019	rr_AnnualReturn2019	20.44%
Annual Return 2020	rr_AnnualReturn2020	13.87%
Annual Return 2021	rr_AnnualReturn2021	17.14%
Annual Return 2022	rr_AnnualReturn2022	(15.90%)
1 Year	rr_AverageAnnualReturnYear01	(20.74%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Putnam Sustainable Retirement 2055 Fund | Class A 2055 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.62%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Putnam Sustainable Retirement 2055 Fund | Class A 2055 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Putnam Sustainable Retirement 2055 Fund | Class B 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,065
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,404
1 Year	rr_AverageAnnualReturnYear01	(20.33%)
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Putnam Sustainable Retirement 2055 Fund | Class C 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[18]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,065
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,404
1 Year	rr_AverageAnnualReturnYear01	(17.20%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Putnam Sustainable Retirement 2055 Fund | Class R 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,230
1 Year	rr_AverageAnnualReturnYear01	(16.13%)
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Putnam Sustainable Retirement 2055 Fund | Class R3 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,962
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[19]
5 Years	rr_AverageAnnualReturnYear05	3.97%	[19]
10 Years	rr_AverageAnnualReturnYear10	7.92%	[19]
Putnam Sustainable Retirement 2055 Fund | Class R4 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,686
1 Year	rr_AverageAnnualReturnYear01	(15.79%)	[20]
5 Years	rr_AverageAnnualReturnYear05	4.21%	[20]
10 Years	rr_AverageAnnualReturnYear10	8.17%	[20]
Putnam Sustainable Retirement 2055 Fund | Class R5 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	539
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,518
1 Year	rr_AverageAnnualReturnYear01	(15.67%)	[21]
5 Years	rr_AverageAnnualReturnYear05	4.37%	[21]
10 Years	rr_AverageAnnualReturnYear10	8.30%	[21]
Putnam Sustainable Retirement 2055 Fund | Class R6 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,404
1 Year	rr_AverageAnnualReturnYear01	(15.58%)	[22]
5 Years	rr_AverageAnnualReturnYear05	4.41%	[22]
10 Years	rr_AverageAnnualReturnYear10	8.33%	[22]
Putnam Sustainable Retirement 2055 Fund | Class Y 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	539
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,518
1 Year	rr_AverageAnnualReturnYear01	(15.68%)
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Putnam Sustainable Retirement 2055 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2055 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2050 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 129%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes

(i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2050 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2050 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2050 Fund | Class A 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,159
Annual Return 2013	rr_AnnualReturn2013	26.18%
Annual Return 2014	rr_AnnualReturn2014	9.09%
Annual Return 2015	rr_AnnualReturn2015	(0.50%)
Annual Return 2016	rr_AnnualReturn2016	6.81%
Annual Return 2017	rr_AnnualReturn2017	19.91%
Annual Return 2018	rr_AnnualReturn2018	(9.61%)
Annual Return 2019	rr_AnnualReturn2019	20.07%
Annual Return 2020	rr_AnnualReturn2020	13.15%
Annual Return 2021	rr_AnnualReturn2021	16.28%
Annual Return 2022	rr_AnnualReturn2022	(15.37%)
1 Year	rr_AverageAnnualReturnYear01	(20.23%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Putnam Sustainable Retirement 2050 Fund | Class A 2050 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.63%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Putnam Sustainable Retirement 2050 Fund | Class A 2050 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.59%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Putnam Sustainable Retirement 2050 Fund | Class B 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[26]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,034
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,294
1 Year	rr_AverageAnnualReturnYear01	(19.77%)
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Putnam Sustainable Retirement 2050 Fund | Class C 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[27]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,034
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,034
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,294
1 Year	rr_AverageAnnualReturnYear01	(16.73%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Putnam Sustainable Retirement 2050 Fund | Class R 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,117
1 Year	rr_AverageAnnualReturnYear01	(15.69%)
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Putnam Sustainable Retirement 2050 Fund | Class R3 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,846
1 Year	rr_AverageAnnualReturnYear01	(15.44%)	[28]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.73%	[28]
Putnam Sustainable Retirement 2050 Fund | Class R4 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
1 Year	rr_AverageAnnualReturnYear01	(15.24%)	[29]
5 Years	rr_AverageAnnualReturnYear05	4.03%	[29]
10 Years	rr_AverageAnnualReturnYear10	8.00%	[29]
Putnam Sustainable Retirement 2050 Fund | Class R5 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,397
1 Year	rr_AverageAnnualReturnYear01	(15.11%)	[30]
5 Years	rr_AverageAnnualReturnYear05	4.18%	[30]
10 Years	rr_AverageAnnualReturnYear10	8.12%	[30]
Putnam Sustainable Retirement 2050 Fund | Class R6 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
1 Year	rr_AverageAnnualReturnYear01	(15.02%)	[31]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[31]
10 Years	rr_AverageAnnualReturnYear10	8.14%	[31]
Putnam Sustainable Retirement 2050 Fund | Class Y 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,397
1 Year	rr_AverageAnnualReturnYear01	(15.12%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Putnam Sustainable Retirement 2050 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2050 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2045 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 138%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2045 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2045 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2045 Fund | Class A 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[32]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,111
Annual Return 2013	rr_AnnualReturn2013	25.11%
Annual Return 2014	rr_AnnualReturn2014	8.84%
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	6.87%
Annual Return 2017	rr_AnnualReturn2017	19.26%
Annual Return 2018	rr_AnnualReturn2018	(9.34%)
Annual Return 2019	rr_AnnualReturn2019	19.21%
Annual Return 2020	rr_AnnualReturn2020	11.85%
Annual Return 2021	rr_AnnualReturn2021	14.64%
Annual Return 2022	rr_AnnualReturn2022	(14.07%)
1 Year	rr_AverageAnnualReturnYear01	(19.01%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Putnam Sustainable Retirement 2045 Fund | Class A 2045 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.91%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	5.06%
Putnam Sustainable Retirement 2045 Fund | Class A 2045 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Putnam Sustainable Retirement 2045 Fund | Class B 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[35]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,246
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,246
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Putnam Sustainable Retirement 2045 Fund | Class C 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[36]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,246
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,246
1 Year	rr_AverageAnnualReturnYear01	(15.43%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Putnam Sustainable Retirement 2045 Fund | Class R 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,069
1 Year	rr_AverageAnnualReturnYear01	(14.42%)
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Putnam Sustainable Retirement 2045 Fund | Class R3 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,796
1 Year	rr_AverageAnnualReturnYear01	(14.20%)	[37]
5 Years	rr_AverageAnnualReturnYear05	3.48%	[37]
10 Years	rr_AverageAnnualReturnYear10	7.40%	[37]
Putnam Sustainable Retirement 2045 Fund | Class R4 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,517
1 Year	rr_AverageAnnualReturnYear01	(13.97%)	[38]
5 Years	rr_AverageAnnualReturnYear05	3.74%	[38]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[38]
Putnam Sustainable Retirement 2045 Fund | Class R5 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,345
1 Year	rr_AverageAnnualReturnYear01	(13.81%)	[39]
5 Years	rr_AverageAnnualReturnYear05	3.87%	[39]
10 Years	rr_AverageAnnualReturnYear10	7.79%	[39]
Putnam Sustainable Retirement 2045 Fund | Class R6 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,230
1 Year	rr_AverageAnnualReturnYear01	(13.76%)	[40]
5 Years	rr_AverageAnnualReturnYear05	3.91%	[40]
10 Years	rr_AverageAnnualReturnYear10	7.81%	[40]
Putnam Sustainable Retirement 2045 Fund | Class Y 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[33]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,345
1 Year	rr_AverageAnnualReturnYear01	(13.84%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Putnam Sustainable Retirement 2045 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2045 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2040 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 137%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes

(i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
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It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2040 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2040 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2040 Fund | Class A 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[41]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,071
Annual Return 2013	rr_AnnualReturn2013	23.75%
Annual Return 2014	rr_AnnualReturn2014	8.54%
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	6.73%
Annual Return 2017	rr_AnnualReturn2017	17.95%
Annual Return 2018	rr_AnnualReturn2018	(8.78%)
Annual Return 2019	rr_AnnualReturn2019	17.59%
Annual Return 2020	rr_AnnualReturn2020	9.94%
Annual Return 2021	rr_AnnualReturn2021	12.38%
Annual Return 2022	rr_AnnualReturn2022	(12.29%)
1 Year	rr_AverageAnnualReturnYear01	(17.33%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Putnam Sustainable Retirement 2040 Fund | Class A 2040 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
10 Years	rr_AverageAnnualReturnYear10	4.61%
Putnam Sustainable Retirement 2040 Fund | Class A 2040 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.63%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Putnam Sustainable Retirement 2040 Fund | Class B 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[44]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,206
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,206
1 Year	rr_AverageAnnualReturnYear01	(16.60%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Putnam Sustainable Retirement 2040 Fund | Class C 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[45]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,206
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,206
1 Year	rr_AverageAnnualReturnYear01	(13.68%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Putnam Sustainable Retirement 2040 Fund | Class R 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	827
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,028
1 Year	rr_AverageAnnualReturnYear01	(12.70%)
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	6.63%
Putnam Sustainable Retirement 2040 Fund | Class R3 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,755
1 Year	rr_AverageAnnualReturnYear01	(12.44%)	[46]
5 Years	rr_AverageAnnualReturnYear05	2.93%	[46]
10 Years	rr_AverageAnnualReturnYear10	6.82%	[46]
Putnam Sustainable Retirement 2040 Fund | Class R4 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,474
1 Year	rr_AverageAnnualReturnYear01	(12.22%)	[47]
5 Years	rr_AverageAnnualReturnYear05	3.19%	[47]
10 Years	rr_AverageAnnualReturnYear10	7.09%	[47]
Putnam Sustainable Retirement 2040 Fund | Class R5 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,302
1 Year	rr_AverageAnnualReturnYear01	(12.07%)	[48]
5 Years	rr_AverageAnnualReturnYear05	3.36%	[48]
10 Years	rr_AverageAnnualReturnYear10	7.23%	[48]
Putnam Sustainable Retirement 2040 Fund | Class R6 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	426
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,186
1 Year	rr_AverageAnnualReturnYear01	(11.99%)	[49]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[49]
10 Years	rr_AverageAnnualReturnYear10	7.26%	[49]
Putnam Sustainable Retirement 2040 Fund | Class Y 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[42]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[42]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,302
1 Year	rr_AverageAnnualReturnYear01	(12.09%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Putnam Sustainable Retirement 2040 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2040 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2035 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 138%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
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It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2035 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2035 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2035 Fund | Class A 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[50]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,039
Annual Return 2013	rr_AnnualReturn2013	21.16%
Annual Return 2014	rr_AnnualReturn2014	8.07%
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	6.29%
Annual Return 2017	rr_AnnualReturn2017	15.85%
Annual Return 2018	rr_AnnualReturn2018	(7.80%)
Annual Return 2019	rr_AnnualReturn2019	15.42%
Annual Return 2020	rr_AnnualReturn2020	7.64%
Annual Return 2021	rr_AnnualReturn2021	9.67%
Annual Return 2022	rr_AnnualReturn2022	(10.33%)
1 Year	rr_AverageAnnualReturnYear01	(15.49%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Putnam Sustainable Retirement 2035 Fund | Class A 2035 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.93%)
10 Years	rr_AverageAnnualReturnYear10	3.94%
Putnam Sustainable Retirement 2035 Fund | Class A 2035 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Putnam Sustainable Retirement 2035 Fund | Class B 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[53]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,174
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,174
1 Year	rr_AverageAnnualReturnYear01	(14.90%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Putnam Sustainable Retirement 2035 Fund | Class C 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[54]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,174
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,174
1 Year	rr_AverageAnnualReturnYear01	(11.79%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Putnam Sustainable Retirement 2035 Fund | Class R 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,996
1 Year	rr_AverageAnnualReturnYear01	(10.68%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Putnam Sustainable Retirement 2035 Fund | Class R3 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,721
1 Year	rr_AverageAnnualReturnYear01	(10.44%)	[55]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[55]
10 Years	rr_AverageAnnualReturnYear10	5.98%	[55]
Putnam Sustainable Retirement 2035 Fund | Class R4 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,440
1 Year	rr_AverageAnnualReturnYear01	(10.23%)	[56]
5 Years	rr_AverageAnnualReturnYear05	2.55%	[56]
10 Years	rr_AverageAnnualReturnYear10	6.24%	[56]
Putnam Sustainable Retirement 2035 Fund | Class R5 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,267
1 Year	rr_AverageAnnualReturnYear01	(10.11%)	[57]
5 Years	rr_AverageAnnualReturnYear05	2.70%	[57]
10 Years	rr_AverageAnnualReturnYear10	6.37%	[57]
Putnam Sustainable Retirement 2035 Fund | Class R6 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,150
1 Year	rr_AverageAnnualReturnYear01	(10.02%)	[58]
5 Years	rr_AverageAnnualReturnYear05	2.76%	[58]
10 Years	rr_AverageAnnualReturnYear10	6.42%	[58]
Putnam Sustainable Retirement 2035 Fund | Class Y 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[51]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[51]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,267
1 Year	rr_AverageAnnualReturnYear01	(10.12%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Putnam Sustainable Retirement 2035 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2035 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2030 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 144%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund.

Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,”

which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2030 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2030 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2030 Fund | Class A 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[59]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,991
Annual Return 2013	rr_AnnualReturn2013	17.87%
Annual Return 2014	rr_AnnualReturn2014	7.66%
Annual Return 2015	rr_AnnualReturn2015	(0.46%)
Annual Return 2016	rr_AnnualReturn2016	5.43%
Annual Return 2017	rr_AnnualReturn2017	13.22%
Annual Return 2018	rr_AnnualReturn2018	(6.50%)
Annual Return 2019	rr_AnnualReturn2019	13.10%
Annual Return 2020	rr_AnnualReturn2020	5.17%
Annual Return 2021	rr_AnnualReturn2021	6.65%
Annual Return 2022	rr_AnnualReturn2022	(8.10%)
1 Year	rr_AverageAnnualReturnYear01	(13.39%)
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Putnam Sustainable Retirement 2030 Fund | Class A 2030 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	3.10%
Putnam Sustainable Retirement 2030 Fund | Class A 2030 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.15%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Putnam Sustainable Retirement 2030 Fund | Class B 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[62]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,126
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	987
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,126
1 Year	rr_AverageAnnualReturnYear01	(12.84%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Putnam Sustainable Retirement 2030 Fund | Class C 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[63]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	987
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,126
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	987
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,126
1 Year	rr_AverageAnnualReturnYear01	(9.64%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Putnam Sustainable Retirement 2030 Fund | Class R 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,946
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Putnam Sustainable Retirement 2030 Fund | Class R3 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,671
1 Year	rr_AverageAnnualReturnYear01	(8.25%)	[64]
5 Years	rr_AverageAnnualReturnYear05	1.61%	[64]
10 Years	rr_AverageAnnualReturnYear10	4.95%	[64]
Putnam Sustainable Retirement 2030 Fund | Class R4 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,388
1 Year	rr_AverageAnnualReturnYear01	(8.02%)	[65]
5 Years	rr_AverageAnnualReturnYear05	1.86%	[65]
10 Years	rr_AverageAnnualReturnYear10	5.21%	[65]
Putnam Sustainable Retirement 2030 Fund | Class R5 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,215
1 Year	rr_AverageAnnualReturnYear01	(7.88%)	[66]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[66]
10 Years	rr_AverageAnnualReturnYear10	5.34%	[66]
Putnam Sustainable Retirement 2030 Fund | Class R6 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,097
1 Year	rr_AverageAnnualReturnYear01	(7.79%)	[67]
5 Years	rr_AverageAnnualReturnYear05	2.08%	[67]
10 Years	rr_AverageAnnualReturnYear10	5.41%	[67]
Putnam Sustainable Retirement 2030 Fund | Class Y 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,215
1 Year	rr_AverageAnnualReturnYear01	(7.89%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	5.35%
Putnam Sustainable Retirement 2030 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2030 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement 2025 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Putnam Sustainable Retirement 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 156%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below) and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.3%	43.6%	40.5%	37.5%	34.6%	30.5%	21.3%	13.7%	14.1%
	2024	47.6%	46.2%	43.8%	41.3%	38.8%	35.9%	31.7%	21.0%	14.9%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.1%	21.5%	19.6%	17.9%	16.3%	14.2%	9.6%	5.8%	7.1%
	2024	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.5%	7.1%
Putnam PanAgora ESG Inter-national Equity ETF	2023	17.8%	17.5%	16.6%	15.7%	14.7%	12.9%	10.1%	7.0%	4.7%	4.2%
	2024	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.6%	6.3%	4.5%	4.2%
Putnam PanAgora ESG Emer-ging Markets Equity ETF	2023	4.9%	4.8%	4.5%	4.2%	3.9%	2.6%	0.4%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.3%	4.8%	8.2%	11.8%	14.7%	21.3%	31.5%	46.0%	53.3%	51.7%
	2024	3.3%	5.3%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	52.3%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.6%	2.7%	4.0%	4.9%	4.8%	4.8%	6.4%	12.3%	16.9%
	2024	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	14.8%	16.9%
Putnam ESG Ultra Short ETF	2023	1.5%	1.9%	2.9%	4.2%	6.4%	7.5%	8.5%	9.7%	10.2%	6.0%
	2024	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.8%	6.0%	6.0%
Total Equity**	2023	94.1%	91.7%	86.2%	80.0%	74.0%	66.4%	55.2%	37.9%	24.2%	25.4%
	2024	95.1%	92.4%	87.6%	82.6%	77.3%	68.9%	57.2%	37.8%	26.9%	25.4%
Total Fixed Income**	2023	5.9%	8.3%	13.8%	20.0%	26.0%	33.6%	44.8%	62.1%	75.8%	74.6%
	2024	4.9%	7.6%	12.4%	17.4%	22.7%	31.1%	42.8%	62.2%	73.1%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes

(i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 164, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector.

These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund.

Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,”

which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement 2025 Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement 2025 Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement 2025 Fund | Class A 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[68]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,974
Annual Return 2013	rr_AnnualReturn2013	14.28%
Annual Return 2014	rr_AnnualReturn2014	7.04%
Annual Return 2015	rr_AnnualReturn2015	(0.49%)
Annual Return 2016	rr_AnnualReturn2016	4.41%
Annual Return 2017	rr_AnnualReturn2017	10.56%
Annual Return 2018	rr_AnnualReturn2018	(5.45%)
Annual Return 2019	rr_AnnualReturn2019	10.85%
Annual Return 2020	rr_AnnualReturn2020	2.96%
Annual Return 2021	rr_AnnualReturn2021	3.60%
Annual Return 2022	rr_AnnualReturn2022	(5.99%)
1 Year	rr_AverageAnnualReturnYear01	(11.40%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	3.36%
Putnam Sustainable Retirement 2025 Fund | Class A 2025 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.10%)
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
10 Years	rr_AverageAnnualReturnYear10	2.21%
Putnam Sustainable Retirement 2025 Fund | Class A 2025 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.31%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	2.32%
Putnam Sustainable Retirement 2025 Fund | Class B 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[71]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,110
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	983
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,110
1 Year	rr_AverageAnnualReturnYear01	(10.96%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	3.35%
Putnam Sustainable Retirement 2025 Fund | Class C 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[72]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	983
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,110
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	983
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,110
1 Year	rr_AverageAnnualReturnYear01	(7.52%)
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Putnam Sustainable Retirement 2025 Fund | Class R 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,930
1 Year	rr_AverageAnnualReturnYear01	(6.35%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Putnam Sustainable Retirement 2025 Fund | Class R3 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,654
1 Year	rr_AverageAnnualReturnYear01	(6.11%)	[73]
5 Years	rr_AverageAnnualReturnYear05	0.85%	[73]
10 Years	rr_AverageAnnualReturnYear10	3.83%	[73]
Putnam Sustainable Retirement 2025 Fund | Class R4 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,371
1 Year	rr_AverageAnnualReturnYear01	(5.91%)	[74]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[74]
10 Years	rr_AverageAnnualReturnYear10	4.09%	[74]
Putnam Sustainable Retirement 2025 Fund | Class R5 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,197
1 Year	rr_AverageAnnualReturnYear01	(5.72%)	[75]
5 Years	rr_AverageAnnualReturnYear05	1.27%	[75]
10 Years	rr_AverageAnnualReturnYear10	4.22%	[75]
Putnam Sustainable Retirement 2025 Fund | Class R6 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,080
1 Year	rr_AverageAnnualReturnYear01	(5.67%)	[76]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[76]
10 Years	rr_AverageAnnualReturnYear10	4.30%	[76]
Putnam Sustainable Retirement 2025 Fund | Class Y 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[69]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,197
1 Year	rr_AverageAnnualReturnYear01	(5.73%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Putnam Sustainable Retirement 2025 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement 2025 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Sustainable Retirement Maturity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Sustainable Retirement Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 219 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 121%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing primarily its assets in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”).

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2023 (taking into account any tactical adjustments described below), which are not expected to change over time.

Underlying funds*
Putnam Sustainable Leaders ETF	14.1%
Putnam Sustainable Future ETF	7.1%
Putnam PanAgora ESG International Equity ETF	4.2%
Putnam ESG Core Bond ETF	51.7%
Putnam ESG High Yield ETF	16.9%
Putnam ESG Ultra Short ETF	6.0%
Total Equity**	25.4%
Total Fixed Income**	74.6%
*	Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages. Putnam Sustainable Retirement Maturity Fund is not expected to have an allocation to Putnam PanAgora ESG Emerging Markets Equity ETF as of September 30, 2023.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the fund’s target allocations and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management rebalances the fund’s investments towards its target allocations on a quarterly basis.

We assume investors will make gradual withdrawals from the fund. More information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non-U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, issuers, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics), and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model and data risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Prospectus 173

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate obligations risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, may from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam Sustainable Retirement Funds will be merged near the end of the target date year of the Putnam Sustainable Retirement Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Putnam Sustainable Retirement Maturity Fund | S&P 500® Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Putnam Sustainable Retirement Maturity Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Putnam Sustainable Retirement Maturity Fund | Class A Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[77]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,817
Annual Return 2013	rr_AnnualReturn2013	5.52%
Annual Return 2014	rr_AnnualReturn2014	4.42%
Annual Return 2015	rr_AnnualReturn2015	(0.58%)
Annual Return 2016	rr_AnnualReturn2016	2.52%
Annual Return 2017	rr_AnnualReturn2017	6.80%
Annual Return 2018	rr_AnnualReturn2018	(4.13%)
Annual Return 2019	rr_AnnualReturn2019	8.46%
Annual Return 2020	rr_AnnualReturn2020	1.01%
Annual Return 2021	rr_AnnualReturn2021	1.00%
Annual Return 2022	rr_AnnualReturn2022	(4.42%)
1 Year	rr_AverageAnnualReturnYear01	(8.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	1.56%
Putnam Sustainable Retirement Maturity Fund | Class A Maturity | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
10 Years	rr_AverageAnnualReturnYear10	0.45%
Putnam Sustainable Retirement Maturity Fund | Class A Maturity | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	0.78%
Putnam Sustainable Retirement Maturity Fund | Class B Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[80]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	981
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,102
1 Year	rr_AverageAnnualReturnYear01	(9.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10	1.37%
Putnam Sustainable Retirement Maturity Fund | Class C Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[81]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	981
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,102
1 Year	rr_AverageAnnualReturnYear01	(6.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
10 Years	rr_AverageAnnualReturnYear10	1.37%
Putnam Sustainable Retirement Maturity Fund | Class R Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	798
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	1.69%
Putnam Sustainable Retirement Maturity Fund | Class R3 Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
1 Year	rr_AverageAnnualReturnYear01	(4.61%)	[82]
5 Years	rr_AverageAnnualReturnYear05	0.11%	[82]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[82]
Putnam Sustainable Retirement Maturity Fund | Class R4 Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,362
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[83]
5 Years	rr_AverageAnnualReturnYear05	0.37%	[83]
10 Years	rr_AverageAnnualReturnYear10	2.08%	[83]
Putnam Sustainable Retirement Maturity Fund | Class R5 Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,188
1 Year	rr_AverageAnnualReturnYear01	(4.23%)	[84]
5 Years	rr_AverageAnnualReturnYear05	0.52%	[84]
10 Years	rr_AverageAnnualReturnYear10	2.21%	[84]
Putnam Sustainable Retirement Maturity Fund | Class R6 Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,071
1 Year	rr_AverageAnnualReturnYear01	(4.13%)	[85]
5 Years	rr_AverageAnnualReturnYear05	0.61%	[85]
10 Years	rr_AverageAnnualReturnYear10	2.29%	[85]
Putnam Sustainable Retirement Maturity Fund | Class Y Maturity
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[78]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[79]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,188
1 Year	rr_AverageAnnualReturnYear01	(4.22%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Putnam Sustainable Retirement Maturity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Sustainable Retirement Maturity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Restated to reflect current fees.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is eliminated after one year.
[5]	Applies only to certain redemptions of shares bought with no initial sales charge.
[6]	Restated to reflect current fees.
[7]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2033. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[8]	This charge is phased out over six years.
[9]	This charge is eliminated after one year.
[10]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[11]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[12]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[13]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[14]	Applies only to certain redemptions of shares bought with no initial sales charge.
[15]	Restated to reflect current fees.
[16]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[17]	This charge is phased out over six years.
[18]	This charge is eliminated after one year.
[19]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[20]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[21]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[22]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[23]	Applies only to certain redemptions of shares bought with no initial sales charge.
[24]	Restated to reflect current fees.
[25]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[26]	This charge is phased out over six years.
[27]	This charge is eliminated after one year.
[28]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[29]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[30]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[31]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[32]	Applies only to certain redemptions of shares bought with no initial sales charge.
[33]	Restated to reflect current fees.
[34]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[35]	This charge is phased out over six years.
[36]	This charge is eliminated after one year.
[37]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[38]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[39]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
[40]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[41]	Applies only to certain redemptions of shares bought with no initial sales charge.
[42]	Restated to reflect current fees.
[43]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[44]	This charge is phased out over six years.
[45]	This charge is eliminated after one year.
[46]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[47]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[48]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
[49]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[50]	Applies only to certain redemptions of shares bought with no initial sales charge.
[51]	Restated to reflect current fees.
[52]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[53]	This charge is phased out over six years.
[54]	This charge is eliminated after one year.
[55]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[56]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[57]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
[58]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[59]	Applies only to certain redemptions of shares bought with no initial sales charge.
[60]	Restated to reflect current fees.
[61]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[62]	This charge is phased out over six years.
[63]	This charge is eliminated after one year.
[64]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[65]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[66]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
[67]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[68]	Applies only to certain redemptions of shares bought with no initial sales charge.
[69]	Restated to reflect current fees.
[70]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[71]	This charge is phased out over six years.
[72]	This charge is eliminated after one year.
[73]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[74]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[75]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
[76]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
[77]	Applies only to certain redemptions of shares bought with no initial sales charge.
[78]	Restated to reflect current fees.
[79]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[80]	This charge is phased out over six years.
[81]	This charge is eliminated after one year.
[82]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[83]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[84]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
[85]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.